ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS (Tables)	3 Months Ended
Mar. 31, 2020
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
Schedule of advance from buyers collected on behalf of sellers

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Advance from buyers collected on behalf of sellers	270,347	147,923	110,493